Document and Entity Information	Oct. 11, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001856653
Document Type	8-K
Document Period End Date	Oct. 11, 2022
Entity Registrant Name	BioPlus Acquisition Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-41116
Entity Tax Identification Number	98-1583272
Entity Address, Address Line One	260 Madison Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	(212)
Local Phone Number	287-4092
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Trading Symbol	BIOSU
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	BIOS
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share For 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	BIOSW
Security Exchange Name	NASDAQ